Note 18 - Assets Classified as Held for Sale (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Assets held for sale [text block]
		As at June 30		As at March 31
(US dollars in thousands)	% Owned	2020	2019	2019	201 8
Innovative Solar Ventures I, LLC	50%	4,080	13,530	13,530	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	-	6,595
US-NC-47 Sponsor Partner, LLC	10%	-	-	-	4,841
Total		4,080	13,530	13,530	11,436

Disclosure of joint ventures [text block]
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Capital commitment	15,044	15,044	15,044	14,904
Commission credit	(770)	(770)	(770)	(757)
Discontinued projects	(2,079)	(848)	(848)	-
Acquisition costs	110	104	104	-
Net assets	12,305	13,530	13,530	14,147
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Assets classified as held for sale	4,080	13,530	13,530	-
Investments accounted for using the equity method	8,225	-	-
Net assets	12,305	13,530	13,530	14,147
As at June 30			As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Current assets	2	1,187	1,187	1,373
Non-current assets	23,277	27,107	27,107	26,921
Net assets	23,279	28,294	28,294	28,294
	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Opening net assets	28,294	28,294	28,294	-
Initial investment	-	-	-	29,808
Commission credit	(1,546)	-	1,514	(1,514)
Commission credit on abandonments	144	-	-	-
Sundry income	90	-	-	-
Project swaps	-	-	281	-
Abandoned projects	(2,592)	-	(1,795)	-
Net assets	24,390	28,294	28,294	28,294
VivoPower share in %	50%	50%	50%	50%
VivoPower share in $ (excluding funding obligation)	12,195	14,148	14,148	14,147
Commission credit	-	(721)	(721)	-
Acquisition costs	110	103	103	-
Net Assets	12,305	13,530	13,530	14,147